STOCKHOLDERS EQUITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
Number of Warrants Outstanding, Beginning	45,129	1,027,953	648,461
Number of Warrants, granted	2,930,838	45,129	379,492
Number of Warrants, Cancelled		(659,585)
Number of Warrants,Exercised		(368,368)
Number of Warrants Outstanding, Ending		45,129	1,027,953
Weighted Average Exercise Price of Warrants, Beginning	$ 2.09	$ 3.88	$ 3.88
Weighted Average Exercise Price of Warrants, Granted	0.56	2.09	2.39
Weighted Average Exercise Price of Warrants, Exercised	0	3.88
Weighted Average Exercise Price of Warrants, Cancelled	0	3.88
Weighted Average Exercise Price of Warrants, Ending	$ 0.58	$ 2.09	$ 2.98
Weighted Average Remaining Life of Warrants in Years	4 months 24 days	5 years	4 years 4 months 24 days
Weighted Average Remaining Life of Warrants in Years, granted		3 years 5 months 12 days
Weighted Average Remaining Life of Warrants in Years,Exercised		2 years 9 months 10 days	3 years 4 months 24 days
Weighted Average Remaining Life of Warrants in Years, Cancelled		4 years 9 months 18 days	2 years 9 months 10 days
Aggregate Intrinsic Value of Warrants, Beginning	$ 0	$ 0	$ 0
Aggregate Intrinsic Value of Warrants, Ending	$ 0	$ 0	$ 0